Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Statement of Cash Flows [Abstract]
Acquisition of subsidiaries, cash acquired			¥ 164
Disposal of a subsidiary, net cash disposed	¥ 19